Employees (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Directors remuneration	£ 1,061,325	£ 982,027	£ 689,010
Pension contribution	136,972	154,887	183,595
Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Directors remuneration	332,468	365,194	294,259
Pension contribution			£ 8,111